Shareholder Report, Average Annual Return (Details) 194703_Overlay Shares Small Cap Equity ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	83 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Overlay Shares Small Cap Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Small Cap Equity ETF NAV
Average Annual Return, Percent	26.71%	6.91%	11.81%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	20.38%	12.79%	16.43%
S&P SmallCap 600 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 TR
Average Annual Return, Percent	24.08%	6.92%	11.09%